Income / Loss per Common Share (Tables)	6 Months Ended
Jun. 30, 2022
Income Loss Per Common Share
Schedule of Loss Per Common Share

	Six months ended June 30,
	2021	2022
Net income / (loss) available to common stockholders	$(3,598)	$909

Weighted average number of common shares, basic and diluted	8,332,033	10,613,424

Income / (loss) per common share, basic and diluted	$(0.43)	$0.09